THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

COMMON STOCKS - 85.7%	Shares	Value
Communications - 10.4%
Alphabet, Inc. - Class A (a)	3,320	$ 397,404
Alphabet, Inc. - Class C (a)	10,000	1,209,700
Booking Holdings, Inc. (a)	380	1,026,125
Meta Platforms, Inc. - Class A (a)	6,100	1,750,578
Walt Disney Company (The) (a)	4,300	383,904
		4,767,711
Consumer Discretionary - 6.8%
Amazon.com, Inc. (a)	10,700	1,394,852
Home Depot, Inc. (The)	1,350	419,364
Lowe's Companies, Inc.	2,300	519,110
TJX Companies, Inc. (The)	9,100	771,589
		3,104,915
Consumer Staples - 7.2%
PepsiCo, Inc.	2,690	498,242
Procter & Gamble Company (The)	5,100	773,874
Target Corporation	4,300	567,170
Unilever plc - ADR	18,505	964,666
Walmart, Inc.	3,000	471,540
		3,275,492
Energy - 5.5%
Chevron Corporation	7,200	1,132,920
Exxon Mobil Corporation	2,250	241,313
Schlumberger Ltd.	12,545	616,210
TotalEnergies SE - ADR	9,500	547,580
		2,538,023
Financials - 9.5%
Ameriprise Financial, Inc.	2,950	979,872
Chubb Ltd.	1,800	346,608
Goldman Sachs Group, Inc. (The)	1,800	580,572
JPMorgan Chase & Company	8,300	1,207,152
Morgan Stanley	7,500	640,500
PNC Financial Services Group, Inc. (The)	4,800	604,560
		4,359,264
Health Care - 10.3%
Amgen, Inc.	1,300	288,626
CVS Health Corporation	8,500	587,605
Elevance Health, Inc.	1,650	733,078
Johnson & Johnson	4,000	662,080
Merck & Company, Inc.	4,000	461,560
Pfizer, Inc.	13,000	476,840
Thermo Fisher Scientific, Inc.	1,400	730,450

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 85.7% (Continued)	Shares	Value
Health Care - 10.3% (Continued)
UnitedHealth Group, Inc.	1,600	$ 769,024
		4,709,263
Industrials - 8.8%
Eaton Corporation plc	5,900	1,186,490
Lockheed Martin Corporation	825	379,814
Norfolk Southern Corporation	3,400	770,984
Raytheon Technologies Corporation	4,600	450,616
Trane Technologies plc	3,900	745,914
United Parcel Service, Inc. - Class B	2,800	501,900
		4,035,718
Materials - 1.2%
Eastman Chemical Company	6,700	560,924

Real Estate - 0.6%
American Tower Corporation	1,410	273,455

Technology - 25.4%
Adobe, Inc. (a)	1,400	684,586
Apple, Inc.	15,000	2,909,550
Applied Materials, Inc.	5,790	836,887
Broadcom, Inc.	1,300	1,127,659
Cisco Systems, Inc.	17,750	918,385
Microsoft Corporation	6,500	2,213,510
NVIDIA Corporation	2,305	975,061
Oracle Corporation	10,000	1,190,900
Visa, Inc. - Class A	3,175	753,999
		11,610,537

Total Common Stocks (Cost $16,417,247)		$ 39,235,302

EXCHANGE-TRADED FUNDS - 8.7%	Shares	Value
Consumer Staples Select Sector SPDR Fund	7,550	$ 559,984
Invesco KBW Bank ETF	12,165	499,373
iShares Expanded Tech-Software Sector ETF	1,630	563,833
iShares Semiconductor ETF	1,600	811,616
Vanguard Information Technology ETF	3,500	1,547,560
Total Exchange-Traded Funds (Cost $1,932,819)		$ 3,982,366

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 6.4%	Shares	Value
Federated Hermes Government Obligations Fund - Institutional Class, 4.92% (b) (Cost $2,915,127)	2,915,127	$ 2,915,127

Total Investments at Value - 100.8% (Cost $21,265,193)		$ 46,132,795

Liabilities in Excess of Other Assets - (0.8%)		(361,568)

Net Assets - 100.0%		$ 45,771,227

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2023.